Pension and Postretirement Benefit Plans - Amounts Recognized in Accumulated Other Comprehensive (Loss)/Income (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2011 Year
U.S. Qualified Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Average period actuarial losses are amortized into net periodic pension costs	9.9
U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Average period actuarial losses are amortized into net periodic pension costs	9.7
International Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Average period actuarial losses are amortized into net periodic pension costs	14
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Average period actuarial losses are amortized into net periodic pension costs	11.1